Significant Accounting Policies (Other Adjustments from Operating Activities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Adjustments from Operating Activities [Line Items]
Other adjustments from operating activities	$ (84)	$ (84)	$ (26)
Dominion Energy Gas Holdings, LLC
Other Adjustments from Operating Activities [Line Items]
Other adjustments from operating activities	(7)	(6)	23
Scenario, Previously Reported
Other Adjustments from Operating Activities [Line Items]
Other adjustments from operating activities	(37)	(108)	(42)
Scenario, Previously Reported | Dominion Energy Gas Holdings, LLC
Other Adjustments from Operating Activities [Line Items]
Other adjustments from operating activities	$ (9)	$ (6)	$ 16